Sep. 30, 2014
First Investors Strategic Income Fund
First Investors Strategic Income Fund
SUPPLEMENT DATED SEPTEMBER 21, 2015

FIRST INVESTORS INCOME AND EQUITY FUNDS PROSPECTUS

DATED JANUARY 31, 2015

Effective on or about September 21, 2015, the investment adviser, distributor and transfer agent for the First Investors Funds (“Funds”) will change their names as set forth below. The name changes will not affect the management or operations of these entities or of the Funds. Additionally, there will be no change to the names of the Funds and you will be able to reach the Funds through the usual means of communication.

The following changes will be effective on or about September 21, 2015:

1.	All references to “First Investors Management Company, Inc.” are replaced with “Foresters Investment Management Company, Inc.”

2.	All references to “First Investors Corporation” and “FIC” are replaced with “Foresters Financial Services, Inc.” and “FFS”, respectively.

3.	All references to “Administrative Data Management Corp.” and “ADM” are replaced with “Foresters Investor Services, Inc.” and “FIS”, respectively.

4.	All references to the web address “ www.firstinvestors.com” are replaced with “ www.forestersfinancial.com”.

5.	All references to the email address “ admcust@firstinvestors.com” are replaced with “ investorservices@foresters.com”.

6.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Investment Strategies”, the following is added to the end of the fourth paragraph:

The Fund also may invest in U.S. Treasury futures and options on U.S. Treasury futures to adjust interest rate risk (i.e., either increasing or decreasing the average weighted duration of the Fund’s investments).

7.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund, under the heading “Principal Risks of the Fund”, “Direct Investments” risk is deleted in its entirety and replaced with the following:

Direct Investments. Since the Fund may invest directly in the types of securities that are eligible investments for the Cash Management Fund and in U.S. Treasury futures and options on U.S. Treasury futures, the Fund may be subject to Credit Risk, Derivatives Risk, Interest Rate Risk, Liquidity Risk and Yield Risk. These risks are described in the section “Principal Risks of the Underlying Funds”.

8.
In “The Funds Summary Section” of the First Investors Income and Equity Funds Prospectus, for the First Investors Strategic Income Fund,  under the heading “Principal Risks of the Underlying Funds”, “Derivatives Risk” is deleted in its entirety and replaced with the following:

Derivatives Risk. Investments in derivatives, such as inverse floaters, interest rate swaps, futures contracts and options on futures contracts, involve a number of risks, such as possible default by the counterparty to the transaction, incorrect judgment by the portfolio manager as to certain market or interest rate movements and the potential of greater losses than if these techniques had not been used. They may also limit any potential gain that might result from an increase in the value of a hedged position. These investments can also increase the volatility of returns and cause exposure to significant additional costs. Derivatives may be difficult to sell, unwind or value.

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Please retain this Supplement for future reference.